Note 10 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabillities Measured on Recurring Basis (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale:
Securities Available for Sale	$ 101,557,211	$ 109,840,965	$ 93,683,774
Restricted Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Restricted Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	1,013,000	2,493,300
Restricted Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Restricted Stock [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	1,013,000	2,493,300
Restricted Stock [Member]
Securities available for sale:
Securities Available for Sale	1,013,100	2,493,300	4,412,600
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	20,101,450	27,923,670
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	1,525,215	1,571,865
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	21,626,665	29,495,535
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member]
Securities available for sale:
Securities Available for Sale	21,626,665	29,495,535	19,472,689
Residential collateralized mortgage obligations- GSE [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Residential collateralized mortgage obligations- GSE [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	4,196,441	6,632,665
Residential collateralized mortgage obligations- GSE [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Residential collateralized mortgage obligations- GSE [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	4,196,441	6,632,665
Residential collateralized mortgage obligations- GSE [Member]
Securities available for sale:
Securities Available for Sale	4,196,441	6,632,665	13,898,133
Residential collateralized mortgage obligations- non GSE [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Residential collateralized mortgage obligations- non GSE [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	3,052,663	3,924,182
Residential collateralized mortgage obligations- non GSE [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Residential collateralized mortgage obligations- non GSE [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	3,052,663	3,924,182
Residential collateralized mortgage obligations- non GSE [Member]
Securities available for sale:
Securities Available for Sale	3,052,663	3,924,182	4,300,444
Residential mortgage backed Securities- GSE [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Residential mortgage backed Securities- GSE [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	33,338,768	26,489,335
Residential mortgage backed Securities- GSE [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Residential mortgage backed Securities- GSE [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	33,338,768	26,489,335
Residential mortgage backed Securities- GSE [Member]
Securities available for sale:
Securities Available for Sale	33,338,768	26,489,335	42,687,209
Obligations of State and Political subdivisions [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Obligations of State and Political subdivisions [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	19,745,599	20,682,301
Obligations of State and Political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Obligations of State and Political subdivisions [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	19,745,599	20,682,301
Obligations of State and Political subdivisions [Member]
Securities available for sale:
Securities Available for Sale	19,745,599	20,682,301	5,700,514
Trust Preferred Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Trust Preferred Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	2,038,200	1,998,366
Trust Preferred Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Trust Preferred Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	2,038,200	1,998,366
Trust Preferred Debt Securities [Member]
Securities available for sale:
Securities Available for Sale	2,038,200	1,998,366	1,751,241
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	16,520,775	18,100,281
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	16,520,775	18,100,281
Corporate Debt Securities [Member]
Securities available for sale:
Securities Available for Sale	16,520,775	18,100,281	1,435,944
Mutual fund [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Mutual fund [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	25,000	25,000
Mutual fund [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Mutual fund [Member] | Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	25,000	25,000
Mutual fund [Member]
Securities available for sale:
Securities Available for Sale	25,000	25,000	25,000
Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available for Sale	20,101,450	27,923,670
Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available for Sale	81,455,761	81,917,295
Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available for Sale	0	0
Estimate of Fair Value Measurement [Member]
Securities available for sale:
Securities Available for Sale	$ 101,557,211	$ 109,840,965